UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Strategies

Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 100.0%
Global Real Estate Investment Portfolio	20,000,801	$162,606,516
International Growth Portfolio	25,646,453	201,581,117
International Value Portfolio	28,766,281	197,624,350
Small-Mid Cap Growth Portfolio	10,218,033	123,229,484
Small-Mid Cap Value Portfolio	12,325,673	123,379,987
U.S. Large Cap Growth Portfolio	39,377,344	377,234,955
U.S. Value Portfolio	49,750,961	382,584,889
Total Investments - 100.0% (cost $1,937,308,855) (a)		1,568,241,298
Other assets less liabilities - 0.0%		(465,488)

Net Assets - 100.0%		$1,567,775,810

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,419,919 and gross unrealized depreciation of investments was $(377,487,476), resulting in net unrealized depreciation of $(369,067,557).

AllianceBernstein Wealth Strategies

Wealth Appreciation Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,568,241,298	$—	$—	$1,568,241,298

AllianceBernstein Wealth Strategies

Balanced Wealth Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 64.6%
Global Real Estate Investment Portfolio	25,365,532	$206,221,773
International Growth Portfolio	20,877,998	164,101,061
International Value Portfolio	23,195,023	159,349,810
Small-Mid Cap Growth Portfolio	6,510,964	78,522,232
Small-Mid Cap Value Portfolio	7,852,768	78,606,205
U.S. Large Cap Growth Portfolio	32,933,948	315,507,221
U.S. Value Portfolio	41,369,788	318,133,670

		1,320,441,972

The AllianceBernstein Pooling Portfolios - Fixed Income - 35.6%
High Yield Portfolio	15,433,633	147,545,530
Intermediate Duration Bond Portfolio	56,022,200	581,510,437

		729,055,967

Total Investments - 100.2% (cost $2,305,467,428) (a)		2,049,497,939
Other assets less liabilities - (0.2)%		(4,477,482)

Net Assets - 100.0%		$2,045,020,457

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,380,551 and gross unrealized depreciation of investments was $(300,350,040), resulting in net unrealized depreciation of $(255,969,489).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.32% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Wealth Strategies

Balanced Wealth Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,049,497,939	$—	$—	$2,049,497,939

AllianceBernstein Wealth Strategies

Conservative Wealth Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income - 67.1%
Inflation Protected Securities Portfolio	7,082,865	$73,236,825
Intermediate Duration Bond Portfolio	19,113,366	198,396,733
Short Duration Bond Portfolio	20,948,721	198,593,876

		470,227,434

The AllianceBernstein Pooling Portfolios - Equity - 33.1%
Global Real Estate Investment Portfolio	8,343,181	67,830,064
International Growth Portfolio	3,066,343	24,101,453
International Value Portfolio	3,412,898	23,446,612
Small-Mid Cap Growth Portfolio	711,423	8,579,768
Small-Mid Cap Value Portfolio	826,421	8,272,470
U.S. Large Cap Growth Portfolio	5,150,259	49,339,477
U.S. Value Portfolio	6,486,901	49,884,270

		231,454,114

Total Investments - 100.2% (cost $708,396,248) (a)		701,681,548
Other assets less liabilities - (0.2)%		(1,127,120)

Net Assets - 100.0%		$700,554,428

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,584,901 and gross unrealized depreciation of investments was $(25,299,601), resulting in net unrealized depreciation of $(6,714,700).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 1.00% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Wealth Strategies

Conservative Wealth Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$701,681,548	$—	$—	$701,681,548

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 16.9%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	34,800	$1,384,692
Blackstone Group LP	243,250	2,590,612
Credit Suisse Group AG	57,690	2,226,687
Deutsche Bank AG	15,900	946,129
Franklin Resources, Inc.	23,250	2,280,593
Goldman Sachs Group, Inc. (The)	28,400	4,096,984
Julius Baer Group Ltd.	36,994	1,070,790
Macquarie Group Ltd.	39,400	1,452,821
Man Group PLC	286,492	958,330
Morgan Stanley	77,900	2,111,869

		19,119,507

Commercial Banks - 6.4%
Australia & New Zealand Banking Group Ltd.	45,900	868,683
Banco do Brasil SA	51,700	737,778
Banco Santander SA	80,052	805,483
Bank of China Ltd.	894,000	444,295
Barclays PLC	264,800	1,155,092
BB&T Corp.	66,500	2,010,960
BNP Paribas	25,880	1,466,363
Comerica, Inc.	28,700	1,093,470
Danske Bank A/S (a)	33,700	677,395
Hana Financial Group, Inc.	21,000	524,097
HSBC Holdings PLC	244,300	2,202,151
Industrial & Commercial Bank of China - Class H	1,200,000	882,894
KB Financial Group, Inc.	17,350	702,115
KBC Groep NV (a)	7,100	274,040
Lloyds Banking Group PLC (a)	810,700	655,781
National Australia Bank Ltd.	50,000	1,041,654
National Bank of Canada	7,000	382,792
Societe Generale (a)	15,984	683,943
Standard Chartered PLC	94,740	2,228,857
Sumitomo Mitsui Financial Group, Inc.	55,000	1,634,720
Turkiye Garanti Bankasi AS	155,200	670,202
UniCredit Italiano SpA	500,335	1,037,968
United Overseas Bank Ltd.	56,000	725,620
US Bancorp	81,800	1,959,928
Wells Fargo & Co.	355,900	10,210,771

		35,077,052

Consumer Finance - 0.4%
Capital One Financial Corp.	33,400	1,379,420
ORIX Corp.	10,700	815,510

		2,194,930

Diversified Financial Services - 4.8%
Bank of America Corp.	446,000	7,020,040
Citigroup, Inc. (a)	375,000	1,485,000
CME Group, Inc. - Class A	8,410	2,663,027
Hong Kong Exchanges and Clearing Ltd.	65,200	1,005,012
JPMorgan Chase & Co.	359,400	14,225,052

		26,398,131

Insurance - 1.5%
ACE Ltd.	13,700	673,492
Allianz SE	15,500	1,548,493
Allstate Corp. (The)	19,800	606,474
Chubb Corp.	13,300	668,192
Delta Lloyd NV	6,700	121,248

Industrial Alliance Insurance & Financial Services, Inc.	5,800	186,555
Muenchener Rueckversicherungs AG (MunichRe)	2,700	342,352
Old Mutual PLC	305,200	500,021
Travelers Cos., Inc. (The)	46,900	2,320,143
XL Capital Ltd. - Class A	75,021	1,321,120

		8,288,090

Real Estate Investment Trusts (REITs) - 0.0%
Klepierre	408	10,815

Real Estate Management & Development - 0.3%
Mitsui Fudosan Co., Ltd.	54,000	817,212
New World Development Ltd.	214,835	343,920
Sumitomo Realty & Development Co., Ltd.	16,000	284,248

		1,445,380

		92,533,905

Information Technology - 15.4%
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	180,525	4,180,959
JDS Uniphase Corp. (a)	64,500	741,750
Motorola, Inc. (a)	358,000	2,452,300
Nokia Oyj	107,500	1,079,904
Research In Motion Ltd. (a)	12,300	746,610
Telefonaktiebolaget LM Ericsson - Class B	87,696	880,959
Tellabs, Inc.	98,300	884,700

		10,967,182

Computers & Peripherals - 5.6%
Apple, Inc. (a)	56,850	14,619,546
Dell, Inc. (a)	135,500	1,806,215
EMC Corp. (a)	282,200	5,254,564
Hewlett-Packard Co.	172,550	7,939,026
Toshiba Corp. (a)	212,000	1,087,307

		30,706,658

Electronic Equipment, Instruments & Components - 1.1%
AU Optronics Corp.	434,660	419,957
Corning, Inc.	34,000	592,620
LG Display Co., Ltd.	26,000	947,854
Murata Manufacturing Co., Ltd.	10,300	500,458
Nippon Electric Glass Co., Ltd.	107,000	1,376,522
Tyco Electronics Ltd.	75,100	2,164,382
Vishay Intertechnology, Inc. (a)	3,500	31,675

		6,033,468

Internet Software & Services - 2.1%
AOL, Inc. (a)	10,081	207,971
Google, Inc. - Class A (a)	21,100	10,237,298
Tencent Holdings Ltd.	45,000	860,992

		11,306,261

IT Services - 0.3%
Visa, Inc. - Class A	20,700	1,499,922

Office Electronics - 0.3%
Canon, Inc.	30,600	1,250,767
Konica Minolta Holdings, Inc.	50,500	551,925

		1,802,692

Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	41,400	1,161,606

Broadcom Corp. - Class A	71,500	2,468,180
Elpida Memory, Inc. (a)	10,600	188,505
Hynix Semiconductor, Inc. (a)	6,000	127,993
Intel Corp.	336,850	7,215,327
KLA-Tencor Corp.	78,600	2,418,522
Micron Technology, Inc. (a)	229,500	2,086,155
Samsung Electronics Co., Ltd.	2,210	1,430,290
United Microelectronics Corp. (a)	860,000	384,957

		17,481,535

Software - 0.8%
Microsoft Corp.	150,800	3,890,640
Nintendo Co., Ltd.	2,200	639,671

		4,530,311

		84,328,029

Consumer Discretionary - 14.2%
Auto Components - 0.7%
Johnson Controls, Inc.	100,500	2,867,265
TRW Automotive Holdings Corp. (a)	33,600	1,010,688

		3,877,953

Automobiles - 2.0%
Bayerische Motoren Werke AG	20,900	964,125
Ford Motor Co. (a)	538,100	6,311,913
Honda Motor Co., Ltd.	40,400	1,227,923
Nissan Motor Co., Ltd. (a)	167,200	1,202,791
Volkswagen AG (Preference Shares)	14,900	1,283,449

		10,990,201

Distributors - 0.1%
Inchcape PLC (a)	49,070	204,284

Hotels, Restaurants & Leisure - 0.7%
Carnival PLC	18,890	710,159
Hyatt Hotels Corp. (a)	27,200	1,100,512
Royal Caribbean Cruises Ltd. (a)	40,600	1,177,400
TABCORP Holdings Ltd.	48,300	271,570
Thomas Cook Group PLC	83,700	249,447
TUI Travel PLC	77,800	265,878

		3,774,966

Household Durables - 1.6%
DR Horton, Inc.	70,200	855,738
Electrolux AB	13,100	289,720
Fortune Brands, Inc.	11,600	550,420
Garmin Ltd.	22,400	752,192
NVR, Inc. (a)	2,100	1,439,088
Pulte Group, Inc. (a)	91,400	1,018,196
Sharp Corp.	51,000	555,036
Sony Corp.	29,300	902,822
Whirlpool Corp.	22,500	2,349,900

		8,713,112

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	20,000	179,041

Media - 5.0%
British Sky Broadcasting Group PLC	99,200	821,979
Cablevision Systems Corp.	48,300	1,198,323
CBS Corp. - Class B	103,900	1,512,784
Comcast Corp. - Class A	302,000	5,463,180

DIRECTV (a)	42,500	1,601,825
Informa PLC	89,000	483,762
Lagardere SCA	12,500	396,095
News Corp. - Class A	244,900	3,232,680
SES SA (FDR)	41,774	865,550
Time Warner Cable, Inc. - Class A	65,800	3,601,234
Time Warner, Inc.	100,600	3,117,594
Vivendi SA	39,220	843,519
Walt Disney Co. (The)	91,825	3,068,791
WPP PLC	84,000	786,952

		26,994,268

Multiline Retail - 2.1%
Kohl’s Corp. (a)	100,700	5,110,525
Macy’s, Inc.	43,100	957,251
Marks & Spencer Group PLC	152,700	776,062
Takashimaya Co., Ltd.	26,000	226,505
Target Corp.	81,275	4,431,926

		11,502,269

Specialty Retail - 1.8%
Esprit Holdings Ltd.	102,700	579,621
Fast Retailing Co., Ltd.	7,200	1,015,361
Foot Locker, Inc.	34,000	506,940
Home Depot, Inc.	26,600	900,676
Inditex SA	8,580	474,390
Limited Brands, Inc.	39,000	969,540
Lowe’s Cos., Inc.	150,800	3,732,300
Office Depot, Inc. (a)	155,400	901,320
Ross Stores, Inc.	16,500	864,600

		9,944,748

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	47,700	936,828
Yue Yuen Industrial Holdings Ltd.	92,500	276,925

		1,213,753

		77,394,595

Energy - 12.6%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	67,400	2,439,880
Cie Generale de Geophysique-Veritas (a)	14,200	319,383
Ensco PLC (Sponsored ADR)	50,200	1,877,480
Petroleum Geo-Services ASA (a)	27,750	286,328
Rowan Cos., Inc. (a)	38,200	945,832
Saipem SpA	54,000	1,666,122
Schlumberger Ltd.	129,800	7,288,270
Technip SA	18,000	1,163,654
Transocean Ltd. (a)	18,100	1,027,537

		17,014,486

Oil, Gas & Consumable Fuels - 9.5%
Afren PLC (a)	317,100	427,379
Apache Corp.	10,200	913,308
BG Group PLC	85,358	1,299,500
BP PLC	495,600	3,532,911
Chevron Corp.	47,800	3,530,986
China Coal Energy Co. - Class H	402,000	543,850
Cimarex Energy Co.	34,400	2,527,712
CNOOC Ltd.	310,000	479,113
ConocoPhillips	82,600	4,283,636
Devon Energy Corp.	44,600	2,847,710

EnCana Corp.	7,300	224,952
ENI SpA	40,200	753,272
EOG Resources, Inc.	42,000	4,403,280
Exxon Mobil Corp.	86,400	5,223,744
Forest Oil Corp. (a)	18,400	490,176
Gazprom OAO (Sponsored ADR)	26,000	534,300
JX Holdings, Inc. (a)	68,000	365,020
KazMunaiGas Exploration Production (GDR) (b)	13,550	290,648
LUKOIL OAO (London) (Sponsored ADR)	7,800	377,520
Marathon Oil Corp.	55,800	1,734,822
Newfield Exploration Co. (a)	25,000	1,301,500
Nexen, Inc. (New York)	36,700	800,427
Nexen, Inc. (Toronto)	38,222	834,245
Noble Energy, Inc.	39,100	2,326,059
Occidental Petroleum Corp.	33,825	2,790,901
OMV AG	14,900	488,273
Penn West Energy Trust	25,772	494,918
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	85,766	2,229,667
Suncor Energy, Inc. (New York)	41,400	1,261,044
Suncor Energy, Inc. (Toronto)	43,065	1,312,738
Tullow Oil PLC	63,555	1,020,960
Valero Energy Corp.	103,500	1,933,380

		51,577,951

		68,592,437

Industrials - 11.2%
Aerospace & Defense - 1.4%
BAE Systems PLC	163,200	756,666
Bombardier, Inc. - Class B	85,000	394,954
European Aeronautic Defence and Space Co. NV	45,130	881,434
Goodrich Corp.	19,000	1,318,600
Northrop Grumman Corp.	38,900	2,353,061
Raytheon Co.	22,400	1,173,984
Rolls-Royce Group PLC (a)	104,200	882,307
Rolls-Royce Group-C Shrs (a)	9,378,000	13,562

		7,774,568

Air Freight & Logistics - 0.3%
Deutsche Post AG	30,620	455,030
FedEx Corp.	11,500	960,135

		1,415,165

Airlines - 0.3%
Delta Air Lines, Inc. (a)	108,600	1,474,788
Qantas Airways Ltd. (a)	169,706	349,581

		1,824,369

Building Products - 0.1%
Cie de St-Gobain	15,100	573,140

Commercial Services & Supplies - 0.1%
Rentokil Initial PLC (a)	257,600	448,672

Construction & Engineering - 0.3%
Bouygues SA	16,500	690,142
Vinci SA	20,100	896,899

		1,587,041

Electrical Equipment - 1.1%
ABB Ltd. (REG) (a)	45,900	780,663
Cooper Industries PLC	72,100	3,386,537

Furukawa Electric Co., Ltd.	50,000	212,961
SMA Solar Technology AG	5,800	584,879
Vestas Wind Systems A/S (a)	14,181	672,628
Vestas Wind Systems A/S (ADR) (a)	31,000	492,590

		6,130,258

Industrial Conglomerates - 1.8%
Bidvest Group Ltd.	16,665	285,355
General Electric Co.	391,500	6,401,025
Siemens AG	23,066	2,075,252
Textron, Inc.	55,000	1,136,850

		9,898,482

Machinery - 4.4%
Caterpillar, Inc.	33,600	2,041,536
Danaher Corp.	66,600	5,286,708
Dover Corp.	60,200	2,702,378
Illinois Tool Works, Inc.	126,850	5,889,646
Ingersoll-Rand PLC	76,300	2,846,753
MAN SE	14,300	1,217,764
NGK Insulators Ltd.	49,000	881,486
SPX Corp.	11,000	650,100
Terex Corp. (a)	39,500	859,520
Vallourec SA	9,262	1,696,264

		24,072,155

Professional Services - 0.1%
Randstad Holding NV (a)	14,700	607,815

Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	147,300	1,673,328

Trading Companies & Distributors - 1.0%
Itochu Corp.	36,000	296,503
Mitsubishi Corp.	110,600	2,490,659
Mitsui & Co., Ltd.	156,700	2,246,241
Travis Perkins PLC (a)	17,900	202,716

		5,236,119

		61,241,112

Health Care - 10.3%
Biotechnology - 2.2%
Celgene Corp. (a)	32,750	1,727,890
Gilead Sciences, Inc. (a)	238,550	8,568,716
Vertex Pharmaceuticals, Inc. (a)	57,100	1,975,089

		12,271,695

Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	67,180	9,437,446
Boston Scientific Corp. (a)	24,100	145,805
Covidien PLC	63,800	2,704,482

		12,287,733

Health Care Providers & Services - 0.8%
Celesio AG	6,000	149,848
Community Health Systems, Inc. (a)	24,000	935,520
Express Scripts, Inc. - Class A (a)	20,100	2,022,060
Fresenius Medical Care AG & Co. KGaA	15,500	771,657
UnitedHealth Group, Inc.	26,100	758,727

		4,637,812

Pharmaceuticals - 5.0%
AstraZeneca PLC	38,300	1,610,025

AstraZeneca PLC (Sponsored ADR)	23,500	992,875
Bayer AG	41,295	2,310,752
Merck & Co., Inc.	75,200	2,533,488
Novartis AG	50,170	2,262,164
Pfizer, Inc.	387,800	5,906,194
Roche Holding AG	14,516	1,987,602
Sanofi-Aventis SA	51,738	3,097,056
Shire PLC	38,300	779,411
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	105,050	5,758,841

		27,238,408

		56,435,648

Consumer Staples - 7.2%
Beverages - 1.6%
Anheuser-Busch InBev NV	43,688	2,079,742
Asahi Breweries Ltd.	19,600	326,103
Carlsberg A/S	10,625	800,438
Constellation Brands, Inc. - Class A (a)	62,000	1,032,920
PepsiCo, Inc.	71,725	4,510,785

		8,749,988

Food & Staples Retailing - 2.2%
Aeon Co., Ltd.	59,300	611,647
Casino Guichard Perrachon SA	6,000	457,815
Costco Wholesale Corp.	81,325	4,737,181
CVS Caremark Corp.	39,400	1,364,422
Safeway, Inc.	78,400	1,735,776
Supervalu, Inc.	80,900	1,089,723
Tesco PLC	291,073	1,725,561

		11,722,125

Food Products - 1.6%
Archer-Daniels-Midland Co.	32,600	823,802
Bunge Ltd.	20,100	980,076
Dean Foods Co. (a)	21,300	226,845
Nestle SA	44,572	2,011,526
Sara Lee Corp.	128,900	1,826,513
Smithfield Foods, Inc. (a)	37,000	637,880
Tyson Foods, Inc. - Class A	37,400	657,492
Unilever NV	42,400	1,150,556
Unilever PLC	21,414	575,072

		8,889,762

Household Products - 0.8%
Kimberly-Clark Corp.	8,700	528,090
Procter & Gamble Co. (The)	59,000	3,604,310

		4,132,400

Personal Products - 0.1%
L’Oreal SA	8,200	757,022

Tobacco - 0.9%
Altria Group, Inc.	74,200	1,505,518
British American Tobacco PLC	59,033	1,733,255
Japan Tobacco, Inc.	270	847,021
Reynolds American, Inc.	15,500	808,170

		4,893,964

		39,145,261

Materials - 4.7%
Chemicals - 1.2%
DIC Corp.	111,000	184,030
Dow Chemical Co. (The)	81,100	2,182,401

EI du Pont de Nemours & Co.	35,300	1,276,801
Koninklijke DSM NV	5,900	233,068
Potash Corp. of Saskatchewan, Inc.	6,640	658,622
Umicore	32,400	972,130
Yara International ASA	27,800	818,889

		6,325,941

Metals & Mining - 3.4%
AK Steel Holding Corp.	17,100	255,816
Anglo American PLC (a)	23,100	881,582
ArcelorMittal	40,725	1,234,782
BHP Billiton Ltd.	5,800	188,153
BHP Billiton PLC	71,016	1,941,706
Dowa Holdings Co., Ltd.	36,000	187,202
Eurasian Natural Resources Corp. PLC	30,800	442,652
Freeport-McMoRan Copper & Gold, Inc.	31,125	2,180,306
Hindalco Industries Ltd.	248,600	797,937
JFE Holdings, Inc.	17,300	569,642
Kazakhmys PLC	20,400	346,084
Lundin Mining Corp. (a)	90,800	338,214
Mitsubishi Materials Corp. (a)	178,000	474,598
Rio Tinto PLC	75,520	3,465,833
Steel Dynamics, Inc.	60,100	881,667
Tata Steel Ltd.	73,000	767,208
ThyssenKrupp AG	21,300	577,220
Vale SA (Sponsored ADR) (Local Preference Shares)	35,600	820,580
Xstrata PLC	154,000	2,235,700

		18,586,882

Paper & Forest Products - 0.1%
Fibria Celulose SA (Sponsored ADR) (a)	37,300	595,308

		25,508,131

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	246,300	5,985,090
France Telecom SA	47,800	903,552
Nippon Telegraph & Telephone Corp.	24,500	1,004,770
Telecom Corp. of New Zealand Ltd.	141,136	180,582
Telecom Italia SpA (ordinary shares)	546,500	649,442
Telecom Italia SpA (savings shares)	228,800	212,714
Telefonica SA	60,200	1,143,001
Verizon Communications, Inc.	10,100	277,952

		10,357,103

Wireless Telecommunication Services - 1.6%
American Tower Corp. - Class A (a)	26,700	1,082,151
Crown Castle International Corp. (a)	33,100	1,225,693
KDDI Corp.	105	479,462
Softbank Corp.	35,000	843,056
Sprint Nextel Corp. (a)	464,800	2,384,424
Vodafone Group PLC	1,406,500	2,786,005

		8,800,791

		19,157,894

Utilities - 1.8%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	27,800	888,488
E.ON AG	45,200	1,369,629
EDF SA	15,800	691,729
Edison International	30,100	974,036

Pepco Holdings, Inc.	60,200	971,026
Pinnacle West Capital Corp.	19,200	674,112
Tokyo Electric Power Co., Inc. (The)	26,800	663,650

		6,232,670

Gas Utilities - 0.1%
Tokyo Gas Co., Ltd.	139,000	606,556

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	30,600	1,082,628

Multi-Utilities - 0.4%
Ameren Corp.	13,200	325,512
CMS Energy Corp.	12,900	189,372
NiSource, Inc.	82,600	1,235,696
RWE AG	4,560	328,196

		2,078,776

		10,000,630

Total Common Stocks (cost $493,145,177)		534,337,642

WARRANTS - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hon Hai Precision Industry Co., Ltd., JP Morgan, expiring 9/29/14 (a)(b)	87,100	344,045
Hon Hai Precision, Credit Suisse, expiring 11/05/10 (a)	125,000	498,250

Total Warrants (cost $916,508)		842,295

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (c) (Cost $6,815,871)	6,815,871	6,815,871

Total Investments - 99.2% (cost $500,877,556) (d)		541,995,808
Other assets less liabilities - 0.8% (e)		4,142,934

Net Assets - 100.0%		$546,138,742

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 INDEX	4	June 2010	$322,238	$300,047	$(22,191)
TOPIX INDEX	3	June 2010	302,960	289,902	(13,058)
EURO STOXX 50	7	June 2010	241,907	223,427	(18,480)

					$(53,729)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	1,089	$999,757	$914,724	$(85,033)
Australian Dollar settling 8/16/10	1,520	1,392,730	1,276,749	(115,981)
Australian Dollar settling 8/16/10	4,068	3,620,276	3,416,984	(203,292)
Australian Dollar settling 8/16/10	246	218,394	206,632	(11,762)
Euro settling 8/16/10	4,220	5,174,016	5,182,889	8,873
Japanese Yen settling 8/16/10	482,607	5,208,139	5,314,881	106,742
Japanese Yen settling 8/16/10	38,079	410,936	419,358	8,422
Japanese Yen settling 8/16/10	555,335	5,993,449	6,115,824	122,375
Japanese Yen settling 8/16/10	153,621	1,698,878	1,691,806	(7,072)
Norwegian Krone settling 8/16/10	4,712	784,529	723,916	(60,613)
Norwegian Krone settling 8/16/10	5,473	924,588	840,830	(83,758)
Norwegian Krone settling 8/16/10	20,927	3,380,797	3,215,066	(165,731)
Norwegian Krone settling 8/16/10	18,369	2,968,247	2,822,074	(146,173)
Swedish Krona settling 8/16/10	5,565	778,491	709,232	(69,259)
Swedish Krona settling 8/16/10	5,645	787,840	719,428	(68,412)
Swedish Krona settling 8/16/10	21,855	2,876,135	2,785,314	(90,821)
Swedish Krona settling 8/16/10	23,781	3,133,239	3,030,774	(102,465)
Swiss Franc settling 8/16/10	1,810	1,707,451	1,564,548	(142,903)
Swiss Franc settling 8/16/10	1,152	1,034,659	995,778	(38,881)
Sale Contracts:
Australian Dollar settling 8/16/10	1,335	1,112,495	1,121,355	(8,860)
British Pound settling 8/16/10	6,260	9,176,033	9,054,505	121,528
British Pound settling 8/16/10	777	1,142,291	1,123,858	18,433
British Pound settling 8/16/10	883	1,277,136	1,277,177	(41)
Canadian Dollar settling 8/16/10	311	303,830	295,443	8,387
Canadian Dollar settling 8/16/10	1,721	1,694,949	1,634,912	60,037
Canadian Dollar settling 8/16/10	2,977	2,924,218	2,828,084	96,134
Canadian Dollar settling 8/16/10	295	279,369	280,243	(874)
Euro settling 8/16/10	3,445	4,336,153	4,231,055	105,098
Euro settling 8/16/10	6,159	7,739,276	7,564,315	174,961
Euro settling 8/16/10	541	669,828	664,441	5,387
Japanese Yen settling 8/16/10	482,607	5,220,025	5,314,881	(94,856)
Norwegian Krone settling 8/16/10	11,882	1,817,639	1,825,461	(7,822)
Swedish Krona settling 8/16/10	12,138	1,535,911	1,546,929	(11,018)
Swiss Franc settling 8/16/10	5,378	4,835,461	4,648,695	186,766
Swiss Franc settling 8/16/10	1,951	1,685,413	1,686,427	(1,014)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate market value of these securities amounted to $634,693 or 0.1% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $69,333,378 and gross unrealized depreciation of investments was $(28,215,126), resulting in net unrealized appreciation of $41,118,252.
(e)	An amount of U.S. $49,124 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depository Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depository Receipt
LP	-	Limited Partnership
REG	-	Registered Shares

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$61,408,964	$31,124,941	$—	$92,533,905
Information Technology	71,438,362	12,889,667	—	84,328,029
Consumer Discretionary	61,541,629	15,852,966	—	77,394,595
Energy	53,470,205	15,122,232	—	68,592,437
Industrials	41,042,493	20,185,057	13,562	61,241,112
Health Care	43,467,133	12,968,515	—	56,435,648
Consumer Staples	26,069,503	13,075,758	—	39,145,261
Materials	10,424,497	15,083,634	—	25,508,131
Telecommunication Services	10,955,310	8,202,584	—	19,157,894
Utilities	6,340,870	3,659,760	—	10,000,630
Warrants	—	—	842,295	842,295
Short-Term Investments	6,815,871	—	—	6,815,871

Total Investments in Securities	392,974,837	148,165,114+	855,857	541,995,808
Other Financial Instruments* :
Assets	—	1,023,143	—	1,023,143
Liabilities	(53,729)	(1,516,641)	—	(1,570,370)

Total	$392,921,108	$147,671,616	$855,857	$541,448,581

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Energy	Industrials	Warrants	Total
Balance as of 8/31/09	$340,782	$—	$—	$340,782
Accrued discounts /premiums	—	—	—	—
Realized gain (loss)	99,274	—	—	99,274
Change in unrealized appreciation/depreciation	(103,829)	(882)	(74,213)	(178,924)
Net purchases (sales)	(336,227)	14,444	916,508	594,725
Net transfers in and/or out of Level 3	—		—	—

Balance as of 05/31/10	$—	$13,562	$842,295	$855,857

Net change in unrealized appreciation/depreciation from Investments held as of 05/31/10	$—	$(882)	$(74,213)	$(75,095)

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

May 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 54.2%
Long-Term Municipal Bonds - 54.2%
Alabama - 5.5%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/18	$2,040	$2,320,765
NPFGC-RE
5.00%, 12/01/21	1,700	1,792,922
Jefferson Cnty AL Swr
FGIC
5.00%, 2/01/38 (Prerefunded/ETM)	2,710	2,948,453
5.125%, 2/01/42 (Prerefunded/ETM)	1,650	1,799,589
5.25%, 2/01/24 (Prerefunded/ETM)	3,200	3,498,656
FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	1,100	1,189,386

		13,549,771

Arizona - 0.8%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.29%, 2/01/42 (a)	785	715,127
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys)
Series 04
4.90%, 4/01/19	710	710,483
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	50	48,471
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	450	428,197

		1,902,278

Arkansas - 0.1%
Springdale AR Sales & Use Tax
NPFGC
4.00%, 7/01/16	290	290,786

California - 4.7%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20	1,905	2,157,870
California Econ Recovery (California Econ Rec Spl Tax)
Series A
5.00%, 7/01/20	2,450	2,721,558
5.25%, 7/01/12	1,000	1,086,310
California GO
5.00%, 3/01/16	2,225	2,465,545
San Bernardino Cnty CA Trnsp Auth (San Bernardino Cnty CA Trnsp Sales Tax)
Series 2009-A
5.00%, 5/01/12	2,525	2,698,770
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (a)	500	523,195

		11,653,248

Colorado - 0.6%
Mesa Cnty Co. Vly SD #51 GO
NPFGC

5.00%, 12/01/23	1,000	1,079,580
PV Wtr & San Met Dist Co.
Series 06
Zero Coupon, 12/15/17 (b)	710	388,121
Todd Creek Farms Met Dist #1 Co.
5.60%, 12/01/14 (b)	260	121,987

		1,589,688

District of Columbia - 1.5%
District of Columbia GO
AMBAC Series 2007
5.25%, 6/01/18	1,200	1,375,956
Metro Washington Arpt Auth VA
Series 2008A
5.50%, 10/01/15	2,035	2,279,424

		3,655,380

Florida - 3.5%
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/15-3/01/16	4,000	4,207,350
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,100	1,181,301
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	45	44,728
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b)	105	50,729
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10	100	86,210
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	255	243,872
Overoaks CDD FL
Series 4B
5.125%, 5/01/09 (c)	145	70,325
Palm Beach Cnty FL Sch Brd COP
NPFGC-RE
5.00%, 8/01/13	1,030	1,129,817
Parkway Center CDD FL
Series B
5.625%, 5/01/14	145	106,356
Paseo CDD FL
5.00%, 2/01/11 (b)(c)	405	68,850
Series B
4.875%, 5/01/10 (b)(c)	425	72,250
Rolling Hills CDD FL
Series B
5.125%, 11/01/13	95	61,936
Shingle Creek FL CDD
5.75%, 5/01/15 (b)(c)	330	134,350
South Bay CDD FL
Series 05B-2
5.375%, 5/01/13 (b)(c)	100	34,000
Tern Bay CDD FL
Series B

5.00%, 5/01/15 (b)(c)	435	139,200
The Quarry CDD FL
5.25%, 5/01/16	200	165,932
Verano CDD FL
Series B
5.00%, 11/01/13	670	472,216
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	130	107,760
Waterset North CDD FL
Series B
6.55%, 11/01/15	485	292,605

		8,669,787

Georgia - 1.7%
Georgia Road & Tollway Auth (Georgia Fed Highway Grant)
Series 2009A
5.00%, 6/01/18	3,630	4,238,098

Guam - 0.2%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	213	213,549
Guam Wtrworks Auth COP (Guam Govt Wtrwks)
Series 05
5.00%, 7/01/13	225	234,628

		448,177

Illinois - 2.6%
Hodgkins IL Tax Increment
5.00%, 1/01/11	1,000	1,014,520
Illinois GO
AMBAC Series B
5.00%, 3/01/14	3,400	3,723,578
NPFGC-RE
5.00%, 4/01/15	1,545	1,701,833
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	93,447

		6,533,378

Indiana - 0.8%
Indiana Bond Bank Gas (JP Morgan Chase)
Series A
5.25%, 10/15/19	1,945	2,019,221

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series B
4.75%, 12/01/16	200	202,024

Louisiana - 2.2%
Louisiana GO
NPFGC Series A
5.25%, 8/01/16	3,830	4,374,779

Morehouse Parish LA PCR (International Paper Company)
Series A

5.25%, 11/15/13	1,000	1,072,190

		5,446,969

Minnesota - 0.1%
St. Paul MN Hsg & Redev Auth (Healtheast)
5.15%, 11/15/20	310	296,233

Nevada - 0.4%
Clark Cnty NV SID #151 (Clark Cnty NV SID #151 Summerlin)
4.05%, 8/01/10	655	651,935
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13	35	16,095
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence)
5.35%, 6/01/12	245	244,361

		912,391

New Jersey - 2.8%
New Jersey EDA (New Jersey Cigarette Tax)
AGM Series 4
5.00%, 6/15/10	830	831,278
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
NPFGC-RE Series 2006A
5.00%, 6/15/12	3,775	4,071,791
New Jersey Trnsp Trust Fund Auth. (New Jersey Trnsp Trust Fund)
AMBAC Series A
5.50%, 12/15/13	1,775	2,013,844

		6,916,913

New York - 2.7%
New York NY GO
Series 04G
5.00%, 8/01/12	1,315	1,426,275
Series E
5.00%, 8/01/15	2,625	2,996,805
Series H
5.00%, 8/01/11	1,645	1,730,392
New York St Dormitory Auth (Mt. Sinai Hlth)
5.00%, 7/01/11	220	220,227
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.25%, 6/01/13	295	295,817

		6,669,516

North Carolina - 0.3%
North Carolina Eastern Mun Pwr Agy
Series A
5.00%, 1/01/15	785	860,470

Ohio - 1.7%
American Mun Pwr OH (Goldman Sachs Group, Inc.)
5.00%, 2/01/12	1,000	1,052,110
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	1,000	1,080,190

Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	260	253,500
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32 (d)	1,620	1,792,498

		4,178,298

Pennsylvania - 1.4%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series A
5.00%, 11/15/13	925	947,320
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	220	212,507
Philadelphia PA GO
XLCA
5.00%, 2/15/11	2,000	2,039,900
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	300	277,008

		3,476,735

Puerto Rico - 3.5%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/18	2,300	2,533,404
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/14	2,820	3,110,939
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	2,750	3,021,563

		8,665,906

South Carolina - 1.1%
South Carolina Pub Svc Auth
AGM
5.00%, 1/01/14	2,450	2,745,764

Texas - 8.5%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	6,915	7,730,693
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/22-7/01/22	2,815	3,053,993
Houston TX GO
NPFGC
5.00%, 3/01/15	3,300	3,758,700
Houston TX Util Sys
AMBAC
5.00%, 5/15/34 (d)	1,505	1,562,054
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,765	3,217,216
Texas PFA (Texas Lease Bldg & Procur)

AMBAC
5.00%, 2/01/16	1,640	1,816,776

		21,139,432

Virginia - 2.1%
Virginia College Bldg Auth
5.00%, 2/01/18	4,495	5,260,274

Washington - 2.8%
Energy Northwest WA (Bonneville Power Admin)
Series 2008D
5.00%, 7/01/11	6,525	6,847,465

Wisconsin - 2.5%
Wisconsin GO
AMBAC Series 1
5.00%, 5/01/16	2,000	2,295,620
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
AGM Series A
5.25%, 7/01/14	3,500	3,999,345

		6,294,965

Total Municipal Obligations (cost $130,624,305)		134,463,167

	Shares
COMMON STOCKS - 44.8%
Financials - 8.1%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	9,400	374,026
Blackstone Group LP	52,675	560,989
Credit Suisse Group AG	11,988	462,706
Deutsche Bank AG	3,550	211,242
Franklin Resources, Inc.	4,165	408,545
Goldman Sachs Group, Inc. (The)	6,200	894,412
Julius Baer Group Ltd.	7,638	221,082
Macquarie Group Ltd.	10,822	399,046
Man Group PLC	59,582	199,305
Morgan Stanley	20,900	566,599

		4,297,952

Commercial Banks - 3.1%
Australia & New Zealand Banking Group Ltd.	4,500	85,165
Banco do Brasil SA	13,400	191,223
Banco Santander SA	12,420	124,970
Barclays PLC	45,400	198,041
BB&T Corp.	15,300	462,672
BNP Paribas	4,840	274,235
Comerica, Inc.	6,600	251,460
Danske Bank A/S (e)	8,400	168,846
Hana Financial Group, Inc.	4,800	119,793
HSBC Holdings PLC	50,600	456,115
Industrial & Commercial Bank of China - Class H	247,000	181,729
KB Financial Group, Inc.	4,288	173,526
Lloyds Banking Group PLC (e)	171,200	138,485
Mitsubishi UFJ Financial Group, Inc.	14,700	71,187
National Australia Bank Ltd.	11,900	247,914
National Bank of Canada	1,600	87,495
Regions Financial Corp.	28,300	215,929

Company	Shares	U.S. $ Value
Societe Generale (e)	3,640	$155,753
Standard Chartered PLC	19,518	459,181
Sumitomo Mitsui Financial Group, Inc.	12,600	374,499
Turkiye Garanti Bankasi AS	35,800	154,596
UniCredit Italiano SpA	93,725	194,437
United Overseas Bank Ltd.	12,000	155,490
US Bancorp	16,400	392,944
Wells Fargo & Co.	79,225	2,272,965

		7,608,650

Consumer Finance - 0.3%
Capital One Financial Corp.	10,800	446,040
ORIX Corp.	2,770	211,118

		657,158

Diversified Financial Services - 2.2%
Bank of America Corp.	91,700	1,443,358
Citigroup, Inc. (e)	64,400	255,024
CME Group, Inc. - Class A	1,760	557,304
Hong Kong Exchanges and Clearing Ltd.	13,600	209,634
JPMorgan Chase & Co.	76,975	3,046,671

		5,511,991

Insurance - 0.6%
Allianz SE	3,000	299,708
Allstate Corp. (The)	4,800	147,024
Chubb Corp.	3,600	180,864
Muenchener Rueckversicherungs AG (MunichRe)	600	76,078
Old Mutual PLC	66,200	108,458
Travelers Cos., Inc. (The)	9,800	484,806
XL Capital Ltd. - Class A	12,100	213,081

		1,510,019

Real Estate Investment Trusts (REITs) - 0.0%
Klepierre	51	1,352

Real Estate Management & Development - 0.2%
Lend Lease Group	9,600	62,466
Mitsui Fudosan Co., Ltd.	12,000	181,603
New World Development Ltd.	51,682	82,735
Sumitomo Realty & Development Co., Ltd.	4,000	71,062

		397,866

		19,984,988

Information Technology - 6.8%
Communications Equipment - 0.8%
Cisco Systems, Inc. (e)	40,650	941,454
JDS Uniphase Corp. (e)	3,000	34,500
Motorola, Inc. (e)	73,600	504,160
Nokia Oyj	25,800	259,177
Research In Motion Ltd. (e)	2,530	153,571
Telefonaktiebolaget LM Ericsson - Class B	17,831	179,123

		2,071,985

Computers & Peripherals - 2.6%
Apple, Inc. (e)	11,880	3,055,061
Dell, Inc. (e)	27,500	366,575
EMC Corp. (e)	58,900	1,096,718
Hewlett-Packard Co.	34,125	1,570,091
Seagate Technology (e)	11,100	170,496
Toshiba Corp. (e)	47,000	241,054

		6,499,995

Electronic Equipment, Instruments & Components - 0.5%
AU Optronics Corp.	71,070	68,666
LG Display Co., Ltd.	5,300	193,216
Murata Manufacturing Co., Ltd.	1,600	77,741
Nippon Electric Glass Co., Ltd.	23,000	295,888
Tyco Electronics Ltd.	16,000	461,120

		1,096,631

Internet Software & Services - 0.9%
AOL, Inc. (e)	2,590	53,432
Google, Inc. - Class A (e)	4,415	2,142,069
Tencent Holdings Ltd.	7,200	137,759

		2,333,260

IT Services - 0.1%
Visa, Inc. - Class A	4,300	311,578

Office Electronics - 0.1%
Canon, Inc.	6,400	261,598
Konica Minolta Holdings, Inc.	5,500	60,111

		321,709

Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	8,500	238,494
Broadcom Corp. - Class A	15,500	535,060
Elpida Memory, Inc. (e)	2,100	37,345
Intel Corp.	67,575	1,447,457
KLA-Tencor Corp.	17,400	535,398
Samsung Electronics Co., Ltd.	440	284,764
Teradyne, Inc. (e)	25,600	281,088

		3,359,606

Software - 0.4%
Microsoft Corp.	31,200	804,960
Nintendo Co., Ltd.	500	145,380

		950,340

		16,945,104

Consumer Discretionary - 6.5%
Auto Components - 0.2%
Johnson Controls, Inc.	19,600	559,188
NGK Spark Plug Co., Ltd.	3,000	37,344

		596,532

Automobiles - 1.0%
Bayerische Motoren Werke AG	5,500	253,717
Ford Motor Co. (e)	118,100	1,385,313
Honda Motor Co., Ltd.	8,400	255,311
Nissan Motor Co., Ltd. (e)	33,100	238,112
Volkswagen AG (Preference Shares)	3,054	263,064

		2,395,517

Hotels, Restaurants & Leisure - 0.3%
Carnival PLC	3,880	145,866
Hyatt Hotels Corp. (e)	6,200	250,852
Royal Caribbean Cruises Ltd. (e)	8,500	246,500
Thomas Cook Group PLC	20,800	61,989
TUI Travel PLC	23,300	79,627

		784,834

Household Durables - 0.9%
DR Horton, Inc.	15,000	182,850
Fortune Brands, Inc.	2,800	132,860
Garmin Ltd.	12,300	413,034
NVR, Inc. (e)	500	342,640

Pulte Group, Inc. (e)	15,000	167,100
Sharp Corp.	14,000	152,363
Sony Corp.	2,500	77,033
Stanley Black & Decker, Inc.	2,422	135,123
Whirlpool Corp.	5,900	616,196

		2,219,199

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	4,300	38,494

Media - 2.1%
British Sky Broadcasting Group PLC	20,100	166,550
CBS Corp. - Class B	23,800	346,528
Comcast Corp. - Class A	64,650	1,169,518
Lagardere SCA	3,500	110,907
News Corp. - Class A	45,800	604,560
SES SA (FDR)	8,699	180,242
Time Warner Cable, Inc. - Class A	13,400	733,382
Time Warner, Inc.	22,800	706,572
Vivendi SA	8,960	192,706
Walt Disney Co. (The)	21,975	734,404
WPP PLC	17,100	160,201

		5,105,570

Multiline Retail - 1.0%
Kohl’s Corp. (e)	21,350	1,083,513
Macy’s, Inc.	9,100	202,111
Marks & Spencer Group PLC	30,000	152,468
Target Corp.	17,625	961,091

		2,399,183

Specialty Retail - 0.9%
Esprit Holdings Ltd.	24,400	137,709
Fast Retailing Co., Ltd.	1,500	211,534
Home Depot, Inc.	5,800	196,388
Inditex SA	1,840	101,734
Limited Brands, Inc.	8,200	203,852
Lowe’s Cos., Inc.	41,200	1,019,700
Office Depot, Inc. (e)	40,000	232,000
Ross Stores, Inc.	4,300	225,320

		2,328,237

Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	13,100	257,284
Yue Yuen Industrial Holdings Ltd.	25,500	76,341

		333,625

		16,201,191

Energy - 5.8%
Energy Equipment & Services - 1.4%
Cameron International Corp. (e)	14,825	536,665
Ensco International PLC (Sponsored ADR)	7,400	276,760
Petroleum Geo-Services ASA (e)	6,200	63,972
Rowan Cos., Inc. (e)	8,100	200,556
Saipem SpA	11,065	341,401
Schlumberger Ltd.	29,475	1,655,021
Technip SA	3,703	239,390
Transocean Ltd. (e)	4,100	232,757

		3,546,522

Oil, Gas & Consumable Fuels - 4.4%
Afren PLC (e)	68,200	91,918
BG Group PLC	17,479	266,102
BP PLC	101,600	724,261

Chevron Corp.	11,650	860,585
China Coal Energy Co. - Class H	84,000	113,640
Cimarex Energy Co.	7,800	573,144
CNOOC Ltd.	63,000	97,368
ConocoPhillips	18,500	959,410
Devon Energy Corp.	10,300	657,655
EnCana Corp.	3,300	101,690
ENI SpA	8,200	153,653
EOG Resources, Inc.	6,600	691,944
Exxon Mobil Corp.	17,800	1,076,188
Forest Oil Corp. (e)	5,400	143,856
Gazprom OAO (Sponsored ADR)	5,700	117,135
JX Holdings, Inc. (e)	15,500	83,203
KazMunaiGas Exploration Production (GDR) (f)	3,450	74,003
LUKOIL OAO (London) (Sponsored ADR)	2,950	142,780
Marathon Oil Corp.	11,400	354,426
Newfield Exploration Co. (e)	5,200	270,712
Nexen, Inc. (New York)	13,500	294,435
Nexen, Inc. (Toronto)	8,751	191,002
Noble Energy, Inc.	8,200	487,818
Occidental Petroleum Corp.	5,900	486,809
OMV AG	1,600	52,432
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	19,039	494,959
Suncor Energy, Inc. (New York)	8,100	246,726
Suncor Energy, Inc. (Toronto)	8,639	263,340
Tullow Oil PLC	13,124	210,827
Valero Energy Corp.	21,700	405,356
Yanzhou Coal Mining Co., Ltd. - Class H	36,000	82,227

		10,769,604

		14,316,126

Industrials - 5.3%
Aerospace & Defense - 0.6%
BAE Systems PLC	36,900	171,084
Bombardier, Inc. - Class B	16,600	77,132
European Aeronautic Defence and Space Co. NV	9,140	178,513
Goodrich Corp.	4,175	289,745
Northrop Grumman Corp.	8,000	483,920
Raytheon Co.	3,200	167,712
Rolls-Royce Group PLC (e)	22,800	193,058
Rolls-Royce Group-C Shrs	2,052,000	2,968

		1,564,132

Air Freight & Logistics - 0.1%
FedEx Corp.	2,050	171,155

Airlines - 0.2%
Delta Air Lines, Inc. (e)	24,300	329,994

Building Products - 0.0%
Compagnie de St-Gobain	1,300	49,343

Construction & Engineering - 0.1%
Bouygues SA	2,900	121,298
Vinci SA	4,163	185,761

		307,059

Electrical Equipment - 0.5%
ABB Ltd. (REG) (e)	9,600	163,276
Cooper Industries PLC	16,500	775,005
SMA Solar Technology AG	1,248	125,850
Vestas Wind Systems A/S (e)	3,013	142,912

Vestas Wind Systems A/S (ADR) (e)	6,450	102,490

		1,309,533

Industrial Conglomerates - 0.9%
Bidvest Group Ltd.	7,445	127,481
General Electric Co.	87,000	1,422,450
Siemens AG	4,742	426,638
Textron, Inc.	14,500	299,715

		2,276,284

Machinery - 2.1%
Caterpillar, Inc.	10,500	637,980
Danaher Corp. (e)	13,625	1,081,552
Dover Corp.	12,600	565,614
Illinois Tool Works, Inc.	26,025	1,208,341
Ingersoll-Rand PLC	16,900	630,539
MAN SE	3,000	255,475
NGK Insulators Ltd.	10,000	179,895
SPX Corp.	2,400	141,840
Terex Corp. (e)	9,000	195,840
Vallourec SA	1,896	347,238

		5,244,314

Professional Services - 0.1%
Randstad Holding NV (e)	6,200	256,357

Road & Rail - 0.2%
East Japan Railway Co.	1,500	95,276
Firstgroup PLC	7,400	40,590
Hertz Global Holdings, Inc. (e)	18,200	206,752

		342,618

Trading Companies & Distributors - 0.5%
Itochu Corp.	12,400	102,129
Mitsubishi Corp.	24,200	544,973
Mitsui & Co., Ltd.	33,700	483,078
Noble Group Ltd.	33,999	42,300
Travis Perkins PLC (e)	4,700	53,227

		1,225,707

		13,076,496

Health Care - 4.7%
Biotechnology - 0.9%
Celgene Corp. (e)	6,950	366,682
Gilead Sciences, Inc. (e)	42,500	1,526,600
Vertex Pharmaceuticals, Inc. (e)	11,925	412,486

		2,305,768

Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	14,285	2,006,757
Boston Scientific Corp. (e)	7,600	45,980
Covidien PLC	13,800	584,982
Hospira, Inc. (e)	1,200	62,472

		2,700,191

Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	4,700	162,103
Celesio AG	1,700	42,456
Community Health Systems, Inc. (e)	5,200	202,696
Express Scripts, Inc. - Class A (e)	4,230	425,538
Fresenius Medical Care AG & Co. KGaA	3,200	159,310

		992,103

Pharmaceuticals - 2.3%
AstraZeneca PLC	8,400	353,113
AstraZeneca PLC (Sponsored ADR)	4,800	202,800
Bayer AG	7,949	444,804
Merck & Co., Inc.	14,200	478,398
Novartis AG	10,180	459,016
Pfizer, Inc.	81,300	1,238,199
Roche Holding AG	2,972	406,941
Sanofi-Aventis SA	10,741	642,960
Shire PLC	8,100	164,836
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	21,165	1,160,265

		5,551,332

		11,549,394

Consumer Staples - 3.5%
Beverages - 0.8%
Anheuser-Busch InBev NV	8,911	424,203
Asahi Breweries Ltd.	3,600	59,897
Carlsberg A/S	2,300	173,271
Coca-Cola Co. (The)	1,900	97,660
Constellation Brands, Inc. - Class A (e)	14,200	236,572
PepsiCo, Inc.	14,560	915,678

		1,907,281

Food & Staples Retailing - 1.0%
Aeon Co., Ltd.	11,800	121,710
Casino Guichard Perrachon SA	1,400	106,824
Costco Wholesale Corp.	17,100	996,075
CVS Caremark Corp.	8,325	288,295
Safeway, Inc.	17,500	387,450
Supervalu, Inc.	22,500	303,075
Tesco PLC	60,945	361,299

		2,564,728

Food Products - 0.8%
Bunge Ltd.	4,800	234,048
Dean Foods Co. (e)	3,000	31,950
Nestle SA	9,227	416,413
Nutreco Holding NV	1,000	53,894
Premier Foods PLC (e)	82,400	26,947
Sara Lee Corp.	24,200	342,914
Smithfield Foods, Inc. (e)	11,300	194,812
Tyson Foods, Inc. - Class A	21,900	385,002
Unilever NV	9,100	246,935
Unilever PLC	4,026	108,118

		2,041,033

Household Products - 0.3%
Kimberly-Clark Corp.	2,700	163,890
Procter & Gamble Co. (The)	12,200	745,298

		909,188

Personal Products - 0.1%
L’Oreal SA	1,703	157,220

Tobacco - 0.5%
Altria Group, Inc.	19,700	399,713
British American Tobacco PLC	12,135	356,293
Japan Tobacco, Inc.	59	185,090
Reynolds American, Inc.	4,300	224,202

		1,165,298

		8,744,748

Materials - 1.9%
Chemicals - 0.4%
Dow Chemical Co. (The)	17,600	473,616
EI du Pont de Nemours & Co.	5,600	202,552
Koninklijke DSM NV	1,300	51,354
Potash Corp. of Saskatchewan, Inc.	1,380	136,882
Umicore	6,600	198,027
Yara International ASA	5,700	167,902

		1,230,333

Containers & Packaging - 0.1%
Sonoco Products Co.	5,600	173,096

Metals & Mining - 1.3%
Anglo American PLC (e)	4,830	184,331
ArcelorMittal	5,900	178,888
BHP Billiton Ltd.	2,800	90,832
BHP Billiton PLC	14,595	399,054
Dowa Holdings Co., Ltd.	8,000	41,600
Eurasian Natural Resources Corp. PLC	7,200	103,477
Freeport-McMoRan Copper & Gold, Inc.	1,425	99,821
Hindalco Industries Ltd.	52,900	169,794
JFE Holdings, Inc.	1,800	59,269
Kazakhmys PLC	6,300	106,879
Lundin Mining Corp. (e)	18,800	70,027
Mitsubishi Materials Corp. (e)	28,000	74,656
Rio Tinto PLC	14,832	680,684
Steel Dynamics, Inc.	14,000	205,380
Tata Steel Ltd.	15,300	160,798
ThyssenKrupp AG	2,800	75,879
Vale SA (Sponsored ADR) (Local Preference Shares)	3,600	82,980
Xstrata PLC	31,100	451,495

		3,235,844

Paper & Forest Products - 0.1%
Fibria Celulose SA (Sponsored ADR) (e)	7,900	126,084

		4,765,357

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	50,900	1,236,870
France Telecom SA	10,000	189,028
Nippon Telegraph & Telephone Corp.	6,600	270,673
Telecom Corp. of New Zealand Ltd.	36,513	46,718
Telecom Italia SpA (ordinary shares)	135,100	160,548
Telecom Italia SpA (savings shares)	100,500	93,434
Telefonica SA	4,700	89,237
Verizon Communications, Inc.	1,900	52,288

		2,138,796

Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (e)	5,200	192,556
KDDI Corp.	32	146,122
Softbank Corp.	7,400	178,246
Sprint Nextel Corp. (e)	99,200	508,896
Vodafone Group PLC	298,987	592,236

		1,618,056

		3,756,852

Utilities - 0.7%
Electric Utilities - 0.4%
E.ON AG	9,500	287,864
EDF SA	3,400	148,853

Edison International	11,700	378,612
Tokyo Electric Power Co., Inc. (The)	6,100	151,055

		966,384

Gas Utilities - 0.1%
Tokyo Gas Co., Ltd.	32,000	139,639

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	6,700	237,046

Multi-Utilities - 0.1%
CMS Energy Corp.	3,000	44,040
NiSource, Inc.	21,800	326,128

		370,168

		1,713,237

Total Common Stocks (cost $98,414,372)		111,053,493

WARRANTS - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision, Credit Suisse, expiring 11/05/10 (e) (cost $191,496)	42,800	170,601

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (g) (cost $348,358)	348,358	348,358

Total Investments - 99.2% (cost $229,578,531) (h)		246,035,619
Other assets less liabilities - 0.8% (i)		2,090,365

Net Assets - 100.0%		$248,125,984

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$970	2/12/12	SIFMA	*	3.548%	$45,755

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	2	June 2010	$69,116	$63,836	$(5,280)
TOPIX INDEX	1	June 2010	100,987	96,634	(4,353)

					$(9,633)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	253	$232,267	$212,512	$(19,755)
Australian Dollar settling 8/16/10	263	240,979	220,911	(20,068)
Australian Dollar settling 8/16/10	944	840,104	792,929	(47,175)
Australian Dollar settling 8/16/10	35	31,072	29,399	(1,673)
Euro settling 8/16/10	1,013	1,242,009	1,244,139	2,130
Japanese Yen settling 8/16/10	87,234	941,401	960,695	19,294
Japanese Yen settling 8/16/10	119,042	1,284,760	1,310,992	26,232
Japanese Yen settling 8/16/10	30,072	332,563	331,179	(1,384)
Japanese Yen settling 8/16/10	11,986	132,552	132,000	(552)
Norwegian Krone settling 8/16/10	5,393	871,250	828,540	(42,710)
Norwegian Krone settling 8/16/10	5,054	816,676	776,458	(40,218)
Swedish Krona settling 8/16/10	650	90,929	82,839	(8,090)
Swedish Krona settling 8/16/10	508	70,899	64,743	(6,156)
Swedish Krona settling 8/16/10	6,281	826,584	800,483	(26,101)
Swedish Krona settling 8/16/10	6,271	826,229	799,209	(27,020)
Swiss Franc settling 8/16/10	406	382,997	350,943	(32,054)
Swiss Franc settling 8/16/10	290	260,461	250,673	(9,788)
Sale Contracts:
Australian Dollar settling 8/16/10	350	286,503	293,988	(7,485)
Australian Dollar settling 8/16/10	288	239,999	241,910	(1,911)
Australian Dollar settling 8/16/10	68	56,667	57,118	(451)
British Pound settling 8/16/10	1,289	1,889,442	1,864,418	25,024
British Pound settling 8/16/10	121	177,151	174,292	2,859
British Pound settling 8/16/10	313	452,711	452,726	(15)
Canadian Dollar settling 8/16/10	343	337,807	325,842	11,965
Canadian Dollar settling 8/16/10	548	538,284	520,588	17,696
Euro settling 8/16/10	842	1,059,809	1,034,122	25,687
Euro settling 8/16/10	1,299	1,632,297	1,595,396	36,901
Euro settling 8/16/10	104	128,765	127,730	1,035
Japanese Yen settling 8/16/10	99,220	1,073,194	1,092,696	(19,502)
Japanese Yen settling 8/16/10	15,287	170,087	168,354	1,733
Norwegian Krone settling 8/16/10	2,249	344,039	345,519	(1,480)
Swedish Krona settling 8/16/10	3,431	434,150	437,264	(3,114)
Swiss Franc settling 8/16/10	1,123	1,009,710	970,711	38,999
Swiss Franc settling 8/16/10	162	141,170	140,031	1,139
Swiss Franc settling 8/16/10	497	429,344	429,602	(258)

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2010.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Variable rate coupon, rate shown as of May 31, 2010.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the market value of this security amounted to $74,003 or 0.0% of net assets.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,588,137 and gross unrealized depreciation of investments was $(8,131,049), resulting in net unrealized appreciation of $16,457,088.
(i)	An amount of U.S. $8,718 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2010.

As of May 31, 2010, the Strategy held 54.7% of its total investments in municipal bonds. Of the total investments in municipal bonds, 48.2% is insured (15.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depository Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FDR	-	Fiduciary Depositary Receipt
FGIC	-	Financial Guaranty Insurance Company
GDR	-	Global Depository Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
LP	-	Limited Partnership
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SD	-	School District
SID	-	Special Improvement District
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$134,463,167	$—	$134,463,167
Common Stocks
Financials	13,453,431	6,531,557	—	19,984,988
Information Technology	14,464,788	2,480,316	—	16,945,104
Consumer Discretionary	13,107,879	3,093,312	—	16,201,191
Energy	11,124,061	3,192,065	—	14,316,126
Industrials	8,787,776	4,285,752	2,968	13,076,496
Health Care	8,875,958	2,673,436	—	11,549,394
Consumer Staples	5,946,634	2,798,114	—	8,744,748
Materials	1,749,326	3,016,031	—	4,765,357
Telecommunication Services	1,990,610	1,766,242	—	3,756,852
Utilities	985,826	727,411	—	1,713,237
Warrants	—	—	170,601	170,601
Short-Term Investment	348,358	—	—	348,358

Total Investments in Securities	80,834,647	165,027,403+	173,569	246,035,619
Other Financial Instruments* :
Assets	—	256,449	—	256,449
Liabilities	(9,633)	(316,960)	—	(326,593)

Total	$80,825,014	$164,966,892	$173,569	$245,965,475

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balanced Wealth Strategy	Common Stocks	Warrants	Total
Balance as of 8/31/09	$—	$—	$—
Accrued discounts /premiums	—		—
Realized gain (loss)	—	(6,058)	(6,058)
Change in unrealized appreciation/depreciation	(193)	(20,895)	(21,088)
Net purchases (sales)	3,161	197,554	200,715
Net transfers in and/or out of Level 3	—	—	—

Balance as of 05/31/10	$2,968	$170,601	$173,569

Net change in unrealized appreciation/depreciation from Investments held as of 05/31/10*	$(193)	$(20,895)	$(21,088)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

Portfolio of Investments

May 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 69.7%
Long-Term Municipal Bonds - 69.7%
Alabama - 5.4%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/12	$1,065	$1,147,750
NPFGC-RE
5.00%, 12/01/21	400	421,864
Jefferson Cnty AL Swr
FGIC
5.00%, 2/01/38 (Prerefunded/ETM)	1,000	1,087,990
5.125%, 2/01/42 (Prerefunded/ETM)	1,260	1,374,232
5.25%, 2/01/24 (Prerefunded/ETM)	1,000	1,093,330
FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	1,000	1,081,260

		6,206,426

Alaska - 0.9%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/11	1,000	1,036,270

Arizona - 1.7%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.29%, 2/01/42(a)	235	214,083
Arizona Trans Brd Fed Hwy GAN (Arizona Trans Brd Fed Hwy Grant)
AMBAC Series 2004B
5.00%, 7/01/15	565	625,438
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2002C
5.00%, 1/01/12	1,000	1,069,480

		1,909,001

California - 1.5%
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	735	797,093
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
Series 2009B
4.00%, 5/15/11	350	359,835
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (a)	550	575,514

		1,732,442

Colorado - 0.4%
Adonea Met Dist #2 Co.
4.375%, 12/01/15	525	510,311

Delaware - 1.6%
Delaware Trnsp Auth
NPFGC Series 2003
5.00%, 7/01/12	1,690	1,832,670

District of Columbia - 1.0%
District of Columbia GO
NPFGC Series 2003A
5.50%, 6/01/13	600	678,882

Metro Washington Arpt Auth VA
AMBAC Series A
5.00%, 10/01/10	515	522,231

		1,201,113

Florida - 7.0%
Citizens Ppty Ins Corp. FL
NPFGC Series 2007A
5.00%, 3/01/11	535	550,948
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,000	1,073,910
Florida Brd of Ed GO (Florida GO)
NPFGC-RE Series 2005A
5.00%, 6/01/15	1,795	2,062,634
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16-7/01/17	910	1,048,240
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/14	455	486,786
NPFGC
5.00%, 7/01/11	535	558,294
Palm Beach Cnty FL Sch Brd COP
FGIC Series B
5.00%, 8/01/25	1,200	1,252,548
South Miami FL Hlth Fac Auth (Baptist Health So FL Grp)
5.00%, 8/15/10	1,080	1,089,364

		8,122,724

Georgia - 5.7%
Atlanta GA GO
Series 2009A
4.00%, 7/01/11	1,415	1,452,667
Fulton & De Kalb Cnty GA Hosp
AGM
5.00%, 1/01/13	1,500	1,647,060
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr)
Series 2009 B
5.25%, 3/15/24	1,075	1,137,683
George L Smith II GA Wrld Cngrss Ctr Au
NPFGC Series 2000
6.00%, 7/01/10	700	702,093
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	430	488,179
Georgia Road & Tollway Auth (Georgia Fed Highway Grant)
Series 2009A
5.00%, 6/01/18	700	817,264
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	385	400,916

		6,645,862

Illinois - 1.9%
Illinois GO
AGM
5.00%, 6/01/13	1,060	1,152,951
AMBAC Series B
5.00%, 3/01/14	1,000	1,095,170

		2,248,121

Indiana - 0.2%
Indiana Bond Bank Gas (JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	154,341
Jasper Cnty IN PCR (No. Indiana Pub Serv Company)
NPFGC
5.60%, 11/01/16	75	81,327

		235,668

Iowa - 0.3%
Tobacco Settlement Auth IA
5.60%, 6/01/35 (Prerefunded/ETM)	375	397,523

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series B
4.75%, 12/01/16	90	90,911

Louisiana - 1.1%
Morehouse Parish LA PCR (International Paper Company)
Series A
5.25%, 11/15/13	265	284,130
New Orleans LA GO
NPFGC
5.25%, 12/01/20	450	466,268
RADIAN
5.00%, 12/01/10	560	568,002

		1,318,400

Massachusetts - 2.1%
Massachusetts Dev Fin Agy (Semass Partnership)
NPFGC Series A
5.50%, 1/01/11	1,000	1,015,520
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008
5.00%, 7/01/10-7/01/16	1,340	1,374,016

		2,389,536

Michigan - 2.3%
Detroit MI Swr Disp
AGM
0.795%, 7/01/32 (a)	410	297,677
Michigan Mun Bond Auth (Michigan Mun Bond Loc Gov Prog)
Series 2009 C
5.00%, 5/01/11	770	796,711
Michigan Trunk Line Spl Tax
AGM Series 05B

5.00%, 9/01/11	1,440	1,513,253

		2,607,641

Minnesota - 0.2%
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2008C
5.50%, 7/01/10	215	215,671

Missouri - 1.3%
Kansas City MO Wtr
4.00%, 12/01/10	710	721,899
St. Louis MO Mun Fin Corp. (St. Louis Lease Convention Ctr)
AMBAC
5.25%, 7/15/10	780	782,348

		1,504,247

Nevada - 1.3%
Clark Cnty NV SD GO
AGM Series C
5.00%, 6/15/19	750	821,940
Nevada GO
Series 2008C
5.00%, 6/01/15	565	640,868

		1,462,808

New Jersey - 2.2%
New Jersey EDA (New Jersey Trnst Pj Lease)
Series 2008A
5.00%, 5/01/17	420	465,158
New Jersey EDA (New Jersey Cigarette Tax)
AGM Series 4
5.00%, 6/15/10	400	400,616
FGIC Series 4
5.00%, 6/15/11	400	406,316
New Jersey Trnsp Trust Fund Auth. (New Jersey Trnsp Trust Fund)
NPFGC Series A
5.25%, 12/15/12	1,100	1,214,323

		2,486,413

New York - 8.2%
Metropolitan Trnsp Auth NY (New York St Lease MTA Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	445	485,206
New York NY GO
Series 04G
5.00%, 8/01/12	685	742,965
Series C
5.25%, 8/01/17	160	184,933
Series E
5.00%, 8/01/15	720	821,981
New York NY Trnsl Fin Auth
Series B
5.25%, 2/01/29 (b)	2,080	2,137,366
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	280	314,535

New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/18	1,000	1,131,770
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	1,365	1,482,131
New York St HFA MFHR (New York St HFA)
Series B
4.05%, 11/01/10	170	170,982
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	540	626,227
New York St Thruway Auth (New York St Thruway Auth Hwy & Brdg)
Series 2008B
5.00%, 4/01/16	550	631,191
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.25%, 6/01/13	235	235,651
Series 2008
5.00%, 6/01/11	490	510,546

		9,475,484

North Carolina - 1.8%
North Carolina Eastern Mun Pwr Agy
5.375%, 1/01/17	225	235,420
Series A
5.50%, 1/01/11	515	528,766
Series C
5.30%, 1/01/15	800	859,096
North Carolina Mun Pwr Agy #1
Series A
5.50%, 1/01/13	435	475,820

		2,099,102

Ohio - 2.4%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	515	542,748
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	585	631,911
Ohio Turnpike Comm (Ohio Turnpike)
AGM Series 2001B
5.50%, 2/15/12	1,355	1,463,021
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	140	154,907

		2,792,587

Oregon - 1.7%
Tri-County Met Trnsp Dist OR
NPFGC
5.00%, 5/01/12	1,890	2,022,300

Pennsylvania - 4.0%
Allegheny Cnty PA Hosp Dev Auth (UPMC Health Sys)
Series 2008A
5.00%, 9/01/11	1,055	1,111,917
Pennsylvania GO
NPFGC
5.00%, 2/01/15	435	485,077
Pennsylvania Turnpike Comm
Series 2009 B
5.00%, 6/01/21	715	773,623
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	839,952
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	1,020	1,095,664
Pittsburgh PA GO
5.00%, 9/01/14	285	309,798

		4,616,031

Puerto Rico - 2.3%
Puerto Rico GO
5.00%, 7/01/11	515	533,684
5.25%, 7/01/12	700	737,415
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
Series 2007N
0.937%, 7/01/28 (c)	280	177,122
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39	550	573,562
5.50%, 8/01/23	605	664,744

		2,686,527

Rhode Island - 0.6%
Rhode Island EDC (Rhode Island Dept of Trnsp)
Series 2009A
5.25%, 6/15/18	600	696,192

Texas - 5.7%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	555	620,468
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/15	1,010	1,140,300
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	700	774,788
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H-1
5.00%, 1/01/43	225	230,011
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
Series 2007
5.50%, 8/01/22	460	469,375
San Antonio TX Wtr

NPFGC-RE
5.50%, 5/15/16	1,540	1,801,353
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,400	1,516,102

		6,552,397

Virginia - 0.3%
Fairfax Cnty VA EDA (Fairfax Cnty VA EDA Res Rec)
AMBAC Series 1998
6.10%, 2/01/11	280	289,304

Washington - 2.4%
Energy Northwest WA (Bonneville Power Admin)
Series 2008D
5.00%, 7/01/11	2,055	2,156,558
Washington St GO
Series 2009A
5.00%, 7/01/15	570	656,629

		2,813,187

Wisconsin - 2.1%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Prerefunded/ETM)	1,660	1,841,704
Wisconsin GO
NPFGC Series A
5.00%, 5/01/13	535	593,636

		2,435,340

Total Municipal Obligations (cost $78,097,985)		80,632,209

	Shares
COMMON STOCKS - 27.3%
Financials - 4.9%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	3,300	131,307
Blackstone Group LP	15,100	160,815
Credit Suisse Group AG	3,314	127,912
Deutsche Bank AG	1,000	59,505
Franklin Resources, Inc.	1,390	136,345
Goldman Sachs Group, Inc. (The)	1,725	248,849
Julius Baer Group Ltd.	2,131	61,682
Macquarie Group Ltd.	2,268	83,629
Man Group PLC	16,386	54,812
Morgan Stanley	5,600	151,816

		1,216,672

Commercial Banks - 1.9%
Banco do Brasil SA	4,000	57,081
Banco Santander SA	4,527	45,551
Barclays PLC	17,300	75,465
BB&T Corp.	4,300	130,032
BNP Paribas	1,485	84,140
Comerica, Inc.	1,800	68,580
Danske Bank A/S (d)	2,300	46,232
Hana Financial Group, Inc.	1,100	27,453
HSBC Holdings PLC	14,020	126,378
Industrial & Commercial Bank of China - Class H	69,000	50,766

Company	Shares	U.S. $ Value
KB Financial Group, Inc.	1,339	$54,186
Lloyds Banking Group PLC (d)	46,500	37,614
National Australia Bank Ltd.	3,400	70,832
National Bank of Canada	400	21,874
Regions Financial Corp.	7,800	59,514
Societe Generale (d)	1,050	44,929
Standard Chartered PLC	5,481	128,946
Sumitomo Mitsui Financial Group, Inc.	3,500	104,028
Turkiye Garanti Bankasi AS	11,000	47,501
UniCredit Italiano SpA	26,680	55,349
United Overseas Bank Ltd.	3,000	38,873
US Bancorp	4,700	112,612
Wells Fargo & Co.	22,775	653,415

		2,141,351

Consumer Finance - 0.1%
Capital One Financial Corp.	2,600	107,380
ORIX Corp.	640	48,778

		156,158

Diversified Financial Services - 1.4%
Bank of America Corp.	26,975	424,587
Citigroup, Inc. (d)	22,600	89,496
CME Group, Inc. - Class A	505	159,908
Hong Kong Exchanges and Clearing Ltd.	3,800	58,574
JPMorgan Chase & Co.	22,425	887,582

		1,620,147

Insurance - 0.3%
Allianz SE	900	89,913
Chubb Corp.	1,000	50,240
Muenchener Rueckversicherungs AG (MunichRe)	175	22,189
Old Mutual PLC	13,700	22,445
Travelers Cos., Inc. (The)	2,800	138,516
XL Capital Ltd. - Class A	3,900	68,679

		391,982

Real Estate Investment Trusts (REITs) - 0.0%
Klepierre	30	795

Real Estate Management & Development - 0.1%
Great Eagle Holdings Ltd.	5,000	12,062
Mitsui Fudosan Co., Ltd.	4,000	60,534
New World Development Ltd.	14,187	22,711
Sumitomo Realty & Development Co., Ltd.	2,000	35,531

		130,838

		5,657,943

Consumer Discretionary - 4.2%
Auto Components - 0.2%
Johnson Controls, Inc.	5,280	150,638
TRW Automotive Holdings Corp. (d)	2,100	63,168

		213,806

Automobiles - 0.6%
Bayerische Motoren Werke AG	1,700	78,422
Ford Motor Co. (d)	33,300	390,609
Honda Motor Co., Ltd.	2,300	69,906
Nissan Motor Co., Ltd. (d)	8,200	58,989
Volkswagen AG (Preference Shares)	862	74,250

		672,176

Distributors - 0.0%
Genuine Parts Co.	550	22,336

Hotels, Restaurants & Leisure - 0.2%
Carnival PLC	1,080	40,602
Hyatt Hotels Corp. (d)	1,725	69,793
Royal Caribbean Cruises Ltd. (d)	2,000	58,000
Thomas Cook Group PLC	6,300	18,776
TUI Travel PLC	6,300	21,530

		208,701

Household Durables - 0.6%
DR Horton, Inc.	4,300	52,417
Electrolux AB	700	15,481
Fortune Brands, Inc.	750	35,588
Garmin Ltd.	1,900	63,802
NVR, Inc. (d)	155	106,218
Pulte Group, Inc. (d)	5,000	55,700
Sharp Corp.	3,000	32,649
Sony Corp.	1,600	49,301
Stanley Black & Decker, Inc.	1,785	99,585
Whirlpool Corp.	1,700	177,548

		688,289

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	800	7,162

Media - 1.4%
British Sky Broadcasting Group PLC	5,690	47,148
Cablevision Systems Corp.	2,900	71,949
CBS Corp. - Class B	6,800	99,008
Comcast Corp. - Class A	22,325	403,859
DIRECTV (d)	2,600	97,994
Lagardere SCA	900	28,519
News Corp. - Class A	14,725	194,370
SES SA (FDR)	2,442	50,598
Time Warner Cable, Inc. - Class A	3,029	165,777
Time Warner, Inc.	6,300	195,237
Vivendi SA	2,140	46,026
Walt Disney Co. (The)	5,525	184,645
WPP PLC	4,800	44,969

		1,630,099

Multiline Retail - 0.6%
Kohl’s Corp. (d)	6,065	307,798
Macy’s, Inc.	2,600	57,746
Marks & Spencer Group PLC	8,800	44,724
Target Corp.	4,875	265,834

		676,102

Specialty Retail - 0.5%
Esprit Holdings Ltd.	7,100	40,071
Fast Retailing Co., Ltd.	400	56,409
Foot Locker, Inc.	2,800	41,748
Home Depot, Inc.	1,600	54,176
Inditex SA	500	27,645
Limited Brands, Inc.	2,350	58,421
Lowe’s Cos., Inc.	10,250	253,688
Office Depot, Inc. (d)	12,000	69,600
Ross Stores, Inc.	1,300	68,120

		669,878

Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	5,400	106,056

		4,894,605

Information Technology - 4.1%
Communications Equipment - 0.5%
Cisco Systems, Inc. (d)	11,150	258,234
Motorola, Inc. (d)	23,000	157,550
Nokia Oyj	7,000	70,319
Research In Motion Ltd. (d)	708	42,976
Telefonaktiebolaget LM Ericsson - Class B	5,005	50,278

		579,357

Computers & Peripherals - 1.5%
Apple, Inc. (d)	3,425	880,773
Dell, Inc. (d)	7,900	105,307
EMC Corp. (d)	16,975	316,074
Hewlett-Packard Co.	9,800	450,898
Toshiba Corp. (d)	11,000	56,417

		1,809,469

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp.	58,710	56,724
LG Display Co., Ltd.	1,540	56,142
Murata Manufacturing Co., Ltd.	500	24,294
Nippon Electric Glass Co., Ltd.	6,000	77,188
Tyco Electronics Ltd.	4,900	141,218

		355,566

Internet Software & Services - 0.6%
AOL, Inc. (d)	727	14,998
Google, Inc. - Class A (d)	1,265	613,753
Tencent Holdings Ltd.	2,000	38,266

		667,017

IT Services - 0.1%
Visa, Inc. - Class A	1,250	90,575

Office Electronics - 0.1%
Canon, Inc.	1,800	73,575

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	2,386	66,947
Broadcom Corp. - Class A	4,300	148,436
Elpida Memory, Inc. (d)	700	12,448
Intel Corp.	20,200	432,684
KLA-Tencor Corp.	5,075	156,158
Samsung Electronics Co., Ltd.	110	71,191

		887,864

Software - 0.2%
Konami Corp.	700	11,549
Microsoft Corp.	8,950	230,910
Nintendo Co., Ltd.	100	29,076

		271,535

		4,734,958

Energy - 3.6%
Energy Equipment & Services - 0.9%
Cameron International Corp. (d)	3,825	138,465
Cie Generale de Geophysique-Veritas (d)	900	20,243
Ensco International PLC (Sponsored ADR)	2,900	108,460
Petroleum Geo-Services ASA (d)	1,800	18,572
Rowan Cos., Inc. (d)	2,000	49,520
Saipem SpA	3,114	96,080
Schlumberger Ltd.	8,280	464,922
Technip SA	1,035	66,910

Transocean Ltd. (d)	1,200	68,124

		1,031,296

Oil, Gas & Consumable Fuels - 2.7%
Afren PLC (d)	18,500	24,934
BG Group PLC	4,929	75,040
BP PLC	25,100	178,927
Chevron Corp.	3,550	262,238
China Coal Energy Co. - Class H	23,000	31,116
Cimarex Energy Co.	2,400	176,352
CNOOC Ltd.	18,000	27,819
ConocoPhillips	5,200	269,672
Devon Energy Corp.	2,900	185,165
EnCana Corp.	1,000	30,815
ENI SpA	2,300	43,098
EOG Resources, Inc.	1,970	206,535
Exxon Mobil Corp.	5,700	344,622
Forest Oil Corp. (d)	550	14,652
Gazprom OAO (Sponsored ADR)	1,600	32,880
JX Holdings, Inc. (d)	4,500	24,156
KazMunaiGas Exploration Production (GDR) (e)	950	20,378
LUKOIL OAO (London) (Sponsored ADR)	250	12,100
Marathon Oil Corp.	3,400	105,706
Newfield Exploration Co. (d)	1,500	78,090
Nexen, Inc. (New York)	4,300	93,783
Nexen, Inc. (Toronto)	2,516	54,915
Noble Energy, Inc.	2,355	140,099
Occidental Petroleum Corp.	2,510	207,100
OMV AG	600	19,662
Penn West Energy Trust	2,130	40,904
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	5,543	144,102
Suncor Energy, Inc. (New York)	2,875	87,572
Suncor Energy, Inc. (Toronto)	2,001	60,996
Tullow Oil PLC	3,650	58,634
Valero Energy Corp.	6,200	115,816

		3,167,878

		4,199,174

Industrials - 3.2%
Aerospace & Defense - 0.4%
BAE Systems PLC	10,100	46,828
European Aeronautic Defence and Space Co. NV	2,560	49,999
Goodrich Corp.	1,150	79,810
Northrop Grumman Corp.	2,700	163,323
Raytheon Co.	900	47,169
Rolls-Royce Group PLC (d)	7,100	60,119
Rolls-Royce Group-C Shrs (d)	639,000	924

		448,172

Air Freight & Logistics - 0.1%
FedEx Corp.	700	58,443

Airlines - 0.0%
Delta Air Lines, Inc. (d)	3,500	47,530

Commercial Services & Supplies - 0.0%
Rentokil Initial PLC (d)	9,300	16,198

Construction & Engineering - 0.1%
Bouygues SA	1,100	46,009
Vinci SA	1,153	51,449

		97,458

Electrical Equipment - 0.3%
ABB Ltd. (REG) (d)	2,643	44,952
Cooper Industries PLC	4,620	217,002
SMA Solar Technology AG	340	34,286
Vestas Wind Systems A/S (d)	818	38,799
Vestas Wind Systems A/S (ADR) (d)	2,025	32,177

		367,216

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	1,717	29,400
General Electric Co.	23,500	384,225
Siemens AG	1,325	119,211
Textron, Inc.	4,200	86,814

		619,650

Machinery - 1.4%
Caterpillar, Inc.	3,500	212,660
Crane Co.	1,600	52,048
Danaher Corp.	3,925	311,567
Dover Corp.	3,625	162,726
Illinois Tool Works, Inc.	7,375	342,421
Ingersoll-Rand PLC	5,100	190,281
MAN SE	822	70,000
NGK Insulators Ltd.	3,000	53,969
SPX Corp.	800	47,280
Terex Corp. (d)	1,300	28,288
Vallourec SA	537	98,347

		1,569,587

Professional Services - 0.0%
Randstad Holding NV (d)	1,200	49,618

Road & Rail - 0.1%
East Japan Railway Co.	700	44,462
Firstgroup PLC	3,400	18,650
Hertz Global Holdings, Inc. (d)	5,300	60,208

		123,320

Trading Companies & Distributors - 0.3%
Itochu Corp.	2,000	16,472
Mitsubishi Corp.	6,800	153,133
Mitsui & Co., Ltd.	9,400	134,746
Travis Perkins PLC (d)	1,400	15,855

		320,206

		3,717,398

Health Care - 2.8%
Biotechnology - 0.6%
Celgene Corp. (d)	2,150	113,434
Gilead Sciences, Inc. (d)	12,925	464,266
Vertex Pharmaceuticals, Inc. (d)	3,425	118,471

		696,171

Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	4,035	566,837
Boston Scientific Corp. (d)	3,900	23,595
Covidien PLC	3,900	165,321

		755,753

Health Care Providers & Services - 0.2%
Celesio AG	400	9,990
Community Health Systems, Inc. (d)	1,400	54,572
Express Scripts, Inc. - Class A (d)	1,210	121,726

Fresenius Medical Care AG & Co. KGaA	900	44,806

		231,094

Pharmaceuticals - 1.3%
AstraZeneca PLC	2,000	84,074
AstraZeneca PLC (Sponsored ADR)	1,400	59,150
Bayer AG	2,642	147,839
Merck & Co., Inc.	4,100	138,129
Novartis AG	2,710	122,194
Pfizer, Inc.	23,000	350,290
Roche Holding AG	832	113,921
Sanofi-Aventis SA	2,868	171,680
Shire PLC	2,190	44,567
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	5,825	319,326

		1,551,170

		3,234,188

Consumer Staples - 2.0%
Beverages - 0.5%
Anheuser-Busch InBev NV	2,475	117,821
Asahi Breweries Ltd.	1,000	16,638
Carlsberg A/S	700	52,734
Constellation Brands, Inc. - Class A (d)	4,100	68,306
PepsiCo, Inc.	4,310	271,056

		526,555

Food & Staples Retailing - 0.5%
Aeon Co., Ltd.	3,800	39,195
Casino Guichard Perrachon SA	200	15,261
Costco Wholesale Corp.	4,890	284,842
CVS Caremark Corp.	2,350	81,380
Safeway, Inc.	4,500	99,630
Tesco PLC	16,786	99,512

		619,820

Food Products - 0.4%
Bunge Ltd.	1,300	63,388
Dean Foods Co. (d)	1,800	19,170
Nestle SA	2,566	115,803
Sara Lee Corp.	7,700	109,109
Smithfield Foods, Inc. (d)	3,000	51,720
Tyson Foods, Inc. - Class A	2,500	43,950
Unilever NV	2,815	76,387
Unilever PLC	846	22,720

		502,247

Household Products - 0.2%
Kimberly-Clark Corp.	800	48,560
Procter & Gamble Co. (The)	3,600	219,924

		268,484

Personal Products - 0.1%
L’Oreal SA	471	43,483

Tobacco - 0.3%
Altria Group, Inc.	5,000	101,450
British American Tobacco PLC	3,314	97,302
Japan Tobacco, Inc.	18	56,468
Reynolds American, Inc.	1,900	99,066

		354,286

		2,314,875

Materials - 1.2%
Chemicals - 0.3%
Dow Chemical Co. (The)	4,900	131,859
EI du Pont de Nemours & Co.	1,700	61,489
Potash Corp. of Saskatchewan, Inc.	385	38,188
Umicore	1,850	55,507
Yara International ASA	1,627	47,926

		334,969

Metals & Mining - 0.8%
Anglo American PLC (d)	1,335	50,949
ArcelorMittal	2,195	66,552
BHP Billiton PLC	4,046	110,625
Eurasian Natural Resources Corp. PLC	1,800	25,869
Freeport-McMoRan Copper & Gold, Inc.	1,675	117,334
Hindalco Industries Ltd.	14,500	46,541
JFE Holdings, Inc.	1,100	36,220
Kazakhmys PLC	1,300	22,054
Lundin Mining Corp. (d)	4,800	17,879
Mitsubishi Materials Corp. (d)	11,000	29,329
Rio Tinto PLC	4,180	191,832
Tata Steel Ltd.	4,700	49,396
ThyssenKrupp AG	1,100	29,810
Vale SA (Sponsored ADR) (Local Preference Shares)	1,500	34,575
Xstrata PLC	8,800	127,754

		956,719

Paper & Forest Products - 0.1%
Fibria Celulose SA (Sponsored ADR) (d)	2,100	33,516

		1,325,204

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	14,800	359,640
France Telecom SA	3,000	56,708
Nippon Telegraph & Telephone Corp.	1,600	65,618
Telecom Corp. of New Zealand Ltd.	9,210	11,784
Telecom Italia SpA (ordinary shares)	36,500	43,376
Telecom Italia SpA (savings shares)	28,200	26,217
Telefonica SA	1,600	30,379
Verizon Communications, Inc.	650	17,888

		611,610

Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (d)	2,700	99,981
KDDI Corp.	4	18,265
Softbank Corp.	2,100	50,583
Sprint Nextel Corp. (d)	28,000	143,640
Vodafone Group PLC	92,125	182,482

		494,951

		1,106,561

Utilities - 0.3%
Electric Utilities - 0.1%
E.ON AG	2,700	81,814
EDF SA	900	39,402
Tokyo Electric Power Co., Inc. (The)	1,800	44,574

		165,790

Gas Utilities - 0.0%
Tokyo Gas Co., Ltd.	9,000	39,273

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	1,800	63,684

Multi-Utilities - 0.1%
CMS Energy Corp.	1,700	24,956
NiSource, Inc.	6,300	94,248

		119,204

		387,951

Total Common Stocks (cost $27,881,446)		31,572,857

WARRANTS - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co., Ltd., JP Morgan, expiring 9/29/14 (d)(e)	4,840	19,118
Hon Hai Precision, Credit Suisse, expiring 11/05/10 (d)	7,200	28,699

Total Warrants (cost $52,542)		47,817

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.0%
Municipal Obligations - 1.5%
Colorado - 0.2%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.30%, 2/01/38 (f)	200	200,000

Mississippi - 1.3%
Jackson Cnty MS PCR (Chevron Corp.)
Series 1993
0.23%, 6/01/23 (f)	1,500	1,500,000

		1,700,000

	Shares
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.18% (g)	625,858	625,858

Total Short-Term Investments (cost $2,325,858)		2,325,858

U.S. $ Value
Total Investments - 99.1% (cost $108,357,831)(h)	114,578,741
Other assets less liabilities - 0.9%(i)	1,070,796

Net Assets - 100.0%	$115,649,537

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$5,000	7/29/13	1.830%	CPI	#	$(238,084)
Barclays Bank	3,000	8/11/15	2.030%	CPI	#	(119,008)
Morgan Stanley	1,000	12/14/14	2.100%	CPI	#	(10,894)
Morgan Stanley	1,500	10/31/18	1.850%	CPI	#	(2,724)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1	June 2010	$34,558	$31,918	$(2,640)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/16/10	46	42,337	38,638	(3,699)
Australian Dollar settling 8/16/10	97	88,592	81,057	(7,535)
Australian Dollar settling 8/16/10	284	252,743	238,551	(14,192)
Australian Dollar settling 8/16/10	86	75,905	71,817	(4,088)
Euro settling 8/16/10	237	290,579	291,077	498
Japanese Yen settling 8/16/10	20,893	225,471	230,092	4,621
Japanese Yen settling 8/16/10	32,392	349,590	356,728	7,138
Japanese Yen settling 8/16/10	4,035	44,623	44,437	(186)
Japanese Yen settling 8/16/10	7,066	78,142	77,817	(325)
Norwegian Krone settling 8/16/10	1,472	237,804	226,147	(11,657)
Norwegian Krone settling 8/16/10	1,370	221,378	210,476	(10,902)
Swedish Krona settling 8/16/10	1,880	247,410	239,597	(7,813)
Swedish Krona settling 8/16/10	1,677	220,952	213,726	(7,226)
Swiss Franc settling 8/16/10	107	100,466	92,058	(8,408)
Swiss Franc settling 8/16/10	99	88,916	85,575	(3,341)
Sale Contracts:
Australian Dollar settling 8/16/10	122	101,666	102,476	(810)
British Pound settling 8/16/10	374	548,217	540,956	7,261
British Pound settling 8/16/10	72	105,408	103,707	1,701
British Pound settling 8/16/10	20	28,927	28,928	(1)
Canadian Dollar settling 8/16/10	22	21,900	20,900	1,000
Canadian Dollar settling 8/16/10	73	71,895	69,349	2,546
Canadian Dollar settling 8/16/10	167	164,039	158,646	5,393
Euro settling 8/16/10	17	23,112	20,879	2,233
Euro settling 8/16/10	182	229,080	223,528	5,552

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Euro settling 8/16/10	384	$482,904	$471,987	$10,917
Euro settling 8/16/10	33	40,858	40,529	329
Japanese Yen settling 8/16/10	24,928	269,629	274,529	(4,900)
Norwegian Krone settling 8/16/10	666	101,881	102,319	(438)
Swedish Krona settling 8/16/10	804	101,736	102,466	(730)
Swiss Franc settling 8/16/10	317	285,021	274,012	11,009
Swiss Franc settling 8/16/10	141	121,806	121,880	(74)

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2010.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2010.
(c)	Variable rate coupon, rate shown as of May 31, 2010.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate market value of these securities amounted to $39,496 or 0.0% of net assets.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,110,247 and gross unrealized depreciation of investments was $(1,889,337), resulting in net unrealized appreciation of $6,220,910.
(i)	An amount of U.S. $2,707 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2010.

As of May 31, 2010, the Strategy held 71.9% of its total investments in municipal bonds. Of the total investments in municipal bonds, 42.9% is insured (15.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depository Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FDR	-	Fiduciary Depositary Receipt
FGIC	-	Financial Guaranty Insurance Company
GAN	-	Grant Anticipation Note
GDR	-	Global Depository Receipt
GO	-	General Obligation
HFA	-	Housing Finance Authority
ISD	-	Independent School District
LP	-	Limited Partnership

MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Asset Assurance Inc.
REG	-	Registered Shares
SD	-	School District
UPMC	-	University of Pittsburgh Medical Center

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$80,632,209	$—	$80,632,209
Common Stocks
Financials	3,858,628	1,799,315	—	5,657,943
Consumer Discretionary	4,041,428	853,177	—	4,894,605
Information Technology	4,040,544	694,414	—	4,734,958
Energy	3,349,057	850,117	—	4,199,174
Industrials	2,523,972	1,192,502	924	3,717,398
Health Care	2,495,117	739,071	—	3,234,188
Consumer Staples	1,561,551	753,324	—	2,314,875
Materials	501,392	823,812	—	1,325,204
Telecommunication Services	621,149	485,412	—	1,106,561
Utilities	182,888	205,063	—	387,951
Warrants	—	—	47,817	47,817
Short-Term Investments
Municipal Obligations	—	1,700,000	—	1,700,000
Investment Companies	625,858	—	—	625,858

Total Investments in Securities	23,801,584	90,728,416+	48,741	114,578,741
Other Financial Instruments* :
Assets	—	60,198	—	60,198
Liabilities	(2,640)	(457,035)	—	(459,675)

Total	$23,798,944	$90,331,579	$48,741	$114,179,264

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants	Total
Balance as of 8/31/09	$—	$—	$—
Accrued discounts /premiums	—		—
Realized gain (loss)	—	(284)	(284)
Change in unrealized appreciation/depreciation	(60)	(4,725)	(4,785)
Net purchases (sales)	984	52,826	53,810
Net transfers in and/or out of Level 3	—	—	—

Balance as of 5/31/10	$924	$47,817	$48,741

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/10*	$(60)	$(4,725)	$(4,785)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2010